SUBSEQUENT EVENTS	7 Months Ended
Dec. 31, 2020
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

NOTE 10. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review, other than as described below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.

On February 18, 2021, HighCape Capital Acquisition Corp. (“HighCape” or the “Company”), entered into a business combination agreement, by and among HighCape, Tenet Merger Sub, Inc., a wholly owned subsidiary of HighCape (“Merger Sub”), and Quantum-SI Incorporated (“Quantum-SI”) (as it may be amended, supplemented or otherwise modified from time to time, the “Business Combination Agreement”). The Business Combination Agreement provides for, among other things, the following: on the closing date of the Business Combination (the “Closing Date”), Merger Sub will merge with and into Quantum-SI at the Effective Time, with Quantum-SI as the surviving corporation in the Business Combination and, after giving effect to the Merger, Quantum-SI will be a wholly-owned subsidiary of HighCape. As a consequence of the Merger, at the Effective Time, (i) each share of Quantum-SI capital stock (other than shares of Quantum-SI Series A preferred stock) issued and outstanding as of immediately prior to the Effective Time will become the right to receive a number of shares of New Quantum-SI Class A common stock equal to the Exchange Ratio, as defined in the Business Combination Agreement, (ii) each share of Quantum-SI Series A preferred stock issued and outstanding as of immediately prior to the Effective Time will become the right to receive a number of shares of New Quantum-SI Class B common stock equal to the Exchange Ratio, (iii) each option to purchase shares of Quantum-SI common stock, whether vested or unvested, that is outstanding and unexercised as of immediately prior to the Effective Time will be assumed by New Quantum-SI and will automatically become an option (vested or unvested, as applicable) to purchase a number of shares of New Quantum-SI Class A common stock equal to the number of shares of Quantum-SI common stock subject to such option immediately prior to the Effective Time multiplied by the Exchange Ratio, and (iv) each Quantum-SI restricted stock unit outstanding immediately prior to the Effective Time will be assumed by New Quantum-SI and will automatically become a restricted stock unit with respect to a number of shares of New Quantum-SI Class A common stock. The Business Combination Agreement contains customary representations, warranties and covenants by the parties thereto and the Closing is subject to certain conditions as further described in the Business Combination Agreement.

Concurrently with the execution of the Business Combination Agreement, HighCape has entered into subscription agreements, dated as of February 18, 2021 (the “PIPE Investor Subscription Agreements”), with certain institutional and accredited investors (the “PIPE Investors”), pursuant to which the PIPE Investors have agreed to subscribe for and purchase, and HighCape has agreed to issue and sell to the PIPE Investors, immediately prior to the Closing, an aggregate of 42,500,000 shares of HighCape Class A common stock at a price of $10.00 per share (the “PIPE Financing”), for aggregate gross proceeds of $425,000,000.

Concurrently with the execution of the Business Combination Agreement, HighCape has entered into subscription agreements, dated as of February 18, 2021 (the “Subscription Agreements”), with certain affiliates of Foresite (the “Foresite Funds”), pursuant to which the Foresite Funds will be issued 696,250 shares of HighCape Class A common stock at a price of $0.001 per share for aggregate gross proceeds of $696.25 after a corresponding number of shares of HighCape Class B Common Stock are irrevocably forfeited by the Sponsor to HighCape for no consideration and automatically cancelled.